Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Restricted cash			$ 0	$ 800,031
Potentially dilutive securities	1,105,896	661,429	1,105,896	658,592